RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

21.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

The Company’s related parties include its subsidiaries, joint arrangements and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services. All related party transactions for the three and six months ended June 30, 2026 and 2025, have been disclosed in these consolidated financial statements.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Remuneration of key management personnel

Key management includes directors of the Company, the COO, the CFO, the CEO and Executive Chairman, and other members of key management. Compensation to key management personnel was as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Management and consulting fees	664	627	1,359	1,309
Share-based compensation	320	1,133	715	1,282
	984	1,760	2,074	2,591

Of the $664 in management and consulting fees incurred with related parties during the three and six months ended June 30, 2026, $55 and $112 (2025 - $61 and $117) was related to directors’ fees and $609 and $1,247 (2025 - $566 and $1,192) was related to management fees.